Equity-based Compensation (Tables)	12 Months Ended
Feb. 02, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Transactions Related to Stock Options

Transactions during fiscal 2013 under the 2010 D&B Entertainment Incentive Plan were as follows:

	SERVICE BASED OPTIONS		PERFORMANCE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	1,117,255	$4.69	2,736,258	$4.51
Granted	227,657	8.72	16,874	9.93
Exercised	(9,990)	4.44	(8,009)	4.44
Forfeited	(31,686)	5.04	(54,311)	4.44

Options outstanding at end of year	1,303,236	5.39	2,690,812	4.54

Options exercisable at end of year	589,457	$4.71	749,870	$4.65